Net Loss Per Share (Q2) (Details) - shares shares in Thousands		6 Months Ended		12 Months Ended
	Jul. 22, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Abstract]
Reverse stock split	1 for 8 reverse stock split
Antidilutive securities excluded from computation of earnings per share		200	400	400	400